LVIP American Global Balanced Allocation Managed Risk Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.91%
Asset Allocation Fund–11.01%
✧American Funds®– Capital Income Builder	1,707,746	$122,923,540
		122,923,540
Equity Funds–32.66%
✧American Funds®-
American Mutual Fund	1,998,168	112,496,874
Growth Fund of America	1,831,096	127,828,804
Investment Company of America	2,230,192	124,377,840
		364,703,518
Fixed Income Funds–46.78%
✧American Funds®-
Bond Fund of America	39,211,407	444,265,242
High-Income Trust	3,371,262	32,768,660
Inflation Linked Bond Fund	3,902,659	37,270,396
Intermediate Bond Fund of America	633,772	7,985,529
		522,289,827
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–3.29%
✧American Funds®– Smallcap World Fund	560,619	$36,703,725
		36,703,725
International Equity Funds–3.85%
✧American Funds®-
EuroPacific Growth Fund	582,425	32,109,066
New World Fund	138,797	10,865,052
		42,974,118
Money Market Fund–2.32%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	25,961,492	25,961,492
		25,961,492
Total Investment Companies (Cost $1,038,363,893)		1,115,556,220

TOTAL INVESTMENTS–99.91% (Cost $1,038,363,893)	1,115,556,220
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	1,016,031
NET ASSETS APPLICABLE TO 104,967,554 SHARES OUTSTANDING–100.00%	$1,116,572,251

✧Class R-6 shares.
LVIP American Global Balanced Allocation Managed Risk Fund–1

LVIP American Global Balanced Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
6	Australian Dollar	$375,210	$377,735	6/16/25	$—	$(2,525)
11	British Pound	887,631	889,771	6/16/25	—	(2,140)
17	Euro	2,308,175	2,333,582	6/16/25	—	(25,407)
13	Japanese Yen	1,091,837	1,109,641	6/16/25	—	(17,804)
1	Swedish Krona	200,100	200,301	6/16/25	—	(201)
					—	(48,077)
Equity Contracts:
21	E-mini MSCI Emerging Markets Index	1,166,340	1,208,561	6/20/25	—	(42,221)
7	E-mini Russell 2000 Index	709,485	721,348	6/20/25	—	(11,863)
64	E-mini S&P 500 Index	18,090,400	18,213,293	6/20/25	—	(122,893)
11	E-mini S&P MidCap 400 Index	3,232,460	3,245,148	6/20/25	—	(12,688)
39	Euro STOXX 50 Index	2,188,237	2,290,948	6/20/25	—	(102,711)
9	FTSE 100 Index	998,884	1,014,294	6/20/25	—	(15,410)
6	OMXS 30 Index	147,765	159,283	4/16/25	—	(11,518)
3	SPI 200 Index	369,146	372,475	6/19/25	—	(3,329)
6	TOPIX Index	1,064,871	1,073,077	6/12/25	—	(8,206)
					—	(330,839)
Total Futures Contracts					$—	$(378,916)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
LVIP American Global Balanced Allocation Managed Risk Fund–2